Employee Benefit Plans - Additional Information (Detail)	12 Months Ended
	Dec. 26, 2015 USD ($)	Dec. 27, 2014 USD ($) Pension_Plan	Dec. 28, 2013 USD ($)	Dec. 29, 2012 USD ($)
Defined Benefit Plan Disclosure [Line Items]
Expense for defined contribution plans		$ 3,800,000	$ 2,300,000	$ 2,200,000
Number of noncontributory defined benefit pension plans | Pension_Plan		2
Effective date of plan amended to eliminate		Jan. 01, 2014
Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan fair value of investments		$ 0	$ 0
Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Target allocation		30.00%
Fixed Income Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Target allocation		63.00%
Cash [Member]
Defined Benefit Plan Disclosure [Line Items]
Target allocation		5.00%
Precious Metals [Member]
Defined Benefit Plan Disclosure [Line Items]
Target allocation		2.00%
Minimum [Member]
Defined Benefit Plan Disclosure [Line Items]
Assumed health care cost trend rates		6.00%	7.00%
Maximum [Member]
Defined Benefit Plan Disclosure [Line Items]
Assumed health care cost trend rates		8.00%	9.00%
Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Actuarial loss expected to be amortized from AOCI		$ 300,000
Pension Benefits [Member] | Scenario, Forecast [Member]
Defined Benefit Plan Disclosure [Line Items]
Expected contribution to plans	$ 1,100,000
Healthcare & Life Ins [Member]
Defined Benefit Plan Disclosure [Line Items]
Actuarial loss expected to be amortized from AOCI		$ 100,000
Healthcare & Life Ins [Member] | Scenario, Forecast [Member]
Defined Benefit Plan Disclosure [Line Items]
Expected contribution to plans	$ 1,000,000